Note 4 - Loans and Related Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Number of Days Past Due	90
Financing Receivable, Modifications, Recorded Investment	$ 6,100,000	$ 4,600,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	439,000	756,000	859,000
Loans and Leases Receivable, Allowance	7,046,000	7,779,000	6,819,000	6,221,000
Shift from Commercial and Industrial Specific Reserve	660,000
Threshold for Loans Evaluated for Impairment [Member] | Outside Consultant [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Gross, Commercial	250,000
Threshold for Loans Evaluated for Impairment [Member] | Criticized Relationships [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Gross	125,000
Threshold for Loans Evaluated for Impairment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Notes, Loans and Financing Receivable, Gross, Current	150,000
Loans and Leases Receivable, Gross, Commercial	200,000
Commercial and Industrial [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Allowance	614,000	1,732,000	1,296,000	1,234,000
Residential Real Estate Mortgage [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Allowance	3,664,000	2,872,000	3,731,000	3,392,000
Real Estate Construction [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Allowance	576,000	1,123,000	438,000	356,000
Removed From Real Estate Construction [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Allowance	700,000
Loans and Leases Receivable, Gross	$ 3,100,000